Fixed Assets (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 32,972	$ 7,278
Net reserve for abandoned furniture	$ 3,290